Sale of CTI - Schedule of Sale of Subsidiary (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Cash					$ (1,973)
Accounts receivable, net					(84,653)
Accounts receivable from CTI					(429,171)
Property and equipment, net					(2,912)
Intangible assets, net					(13,086)
Loans receivable from related party, net					(2,387)
Security deposits and other assets					(300)
Accounts payable and accrued expenses					133,930
Deferred revenue					8,110
Net fair value of assets and liabilities sold					(392,442)
Accumulated deficit					8,272
Subtotal					(384,170)
Non-controlling interest					(71,999)
Loss on sale of CTI				$ (456,169)	$ (456,169)